Summary of significant accounting policies - Additional information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of significant accounting policies
Advertising costs	¥ 11,800	¥ 13,674	¥ 5,139
Employee social benefits expense	¥ 184,004	¥ 165,935	95,913
Number of operating segments | segment	1
VIE's
Summary of significant accounting policies
Percentage of Vat on sale of products	6.00%
Percentage of Vat on provision of services	13.00%
Employee social benefits expense			¥ 22,473